Schedule of components of the provision for income taxes (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Deferred income tax
Current income tax	30,139	257,343
Total income tax expense	$ 30,139	$ 257,343